CONSOLIDATING FINANCIAL STATEMENTS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 349.0	$ 1,025.8	$ 827.0
Restricted cash	12.7	12.1
Accounts receivable and other assets	101.4	91.3
Current income tax recoverable	79.0	43.9
Inventories	1,052.0	1,094.3
Unrealized fair value of derivative assets	3.8	17.0
Current assets	1,597.9	2,284.4
Non-current assets
Property, plant and equipment	5,519.1	4,887.2
Goodwill	162.7	162.7
Long-term investments	155.9	188.0
Investments in joint ventures	18.3	23.7
Unrealized fair value of derivative assets	0.8	3.9
Other long-term assets	564.1	574.0
Deferred tax assets	45.0	33.3
Total assets	8,063.8	8,157.2
Current liabilities
Accounts payable and accrued liabilities	465.9	482.6
Current income tax payable	21.7	35.1
Current portion of provisions	72.6	66.5
Current portion of unrealized fair value of derivative liabilities	22.2	1.1
Deferred payment obligation	30.0
Current liabilities	612.4	585.3
Non-current liabilities
Long-term debt	1,735.0	1,732.6
Provisions	816.4	830.5
Unrealized fair value of derivative liabilities	9.6	0.2
Other long-term liabilities	97.9	133.8
Deferred tax liabilities	265.2	255.6
Total liabilities	3,536.5	3,538.0
Common shareholders' equity
Common share capital	14,913.4	14,902.5
Contributed surplus	239.8	240.7
Accumulated deficit	(10,548.0)	(10,580.7)
Accumulated other comprehensive income (loss)	(98.5)	21.1	39.1
Total common shareholders' equity	4,506.7	4,583.6
Non-controlling interest	20.6	35.6
Total equity	4,527.3	4,619.2
Total liabilities and equity	8,063.8	8,157.2
Total Guarantors
Current assets
Cash and cash equivalents	133.5	390.3	271.8
Restricted cash	6.2	5.6
Accounts receivable and other assets	40.1	37.0
Intercompany receivables	1,381.1	1,570.8
Current income tax recoverable	2.3	17.1
Inventories	480.9	562.7
Unrealized fair value of derivative assets	3.8	12.3
Current assets	2,047.9	2,595.8
Non-current assets
Property, plant and equipment	2,962.9	2,506.5
Goodwill	158.8	158.8
Long-term investments	145.9	180.8
Investments in joint ventures		5.5
Intercompany investments	1,328.3	601.7
Unrealized fair value of derivative assets	0.8	2.5
Other long-term assets	199.0	144.9
Long-term intercompany receivables	3,656.0	3,800.8
Deferred tax assets		0.1
Total assets	10,499.6	9,997.4
Current liabilities
Accounts payable and accrued liabilities	282.4	306.5
Intercompany payables	542.5	581.7
Current income tax payable	14.1	19.5
Current portion of provisions	23.6	13.5
Current portion of unrealized fair value of derivative liabilities	19.4	1.1
Current liabilities	882.0	922.3
Non-current liabilities
Long-term debt	1,735.0	1,732.6
Provisions	413.9	377.3
Unrealized fair value of derivative liabilities	7.5	0.2
Other long-term liabilities	54.7	67.4
Long-term intercompany payables	2,705.7	2,156.6
Deferred tax liabilities	194.1	157.4
Total liabilities	5,992.9	5,413.8
Common shareholders' equity
Common share capital	14,913.4	14,902.5
Contributed surplus	239.8	240.7
Accumulated deficit	(10,548.0)	(10,580.7)
Accumulated other comprehensive income (loss)	(98.5)	21.1
Total common shareholders' equity	4,506.7	4,583.6
Total equity	4,506.7	4,583.6
Total liabilities and equity	10,499.6	9,997.4
Kinross Gold Corp.
Current assets
Cash and cash equivalents	29.7	267.6	126.2
Accounts receivable and other assets	9.7	10.4
Intercompany receivables	558.9	518.6
Inventories	2.6	2.1
Unrealized fair value of derivative assets	3.3	23.0
Current assets	604.2	821.7
Non-current assets
Property, plant and equipment	31.5	27.6
Long-term investments	145.9	180.8
Intercompany investments	3,557.8	3,535.2
Unrealized fair value of derivative assets		14.8
Other long-term assets	11.7	11.7
Long-term intercompany receivables	3,215.3	3,206.4
Total assets	7,566.4	7,798.2
Current liabilities
Accounts payable and accrued liabilities	74.5	88.5
Intercompany payables	131.0	184.4
Current portion of unrealized fair value of derivative liabilities	7.1
Current liabilities	212.6	272.9
Non-current liabilities
Long-term debt	1,735.0	1,732.6
Provisions	10.9	9.8
Unrealized fair value of derivative liabilities	3.9
Long-term intercompany payables	1,097.3	1,199.3
Total liabilities	3,059.7	3,214.6
Common shareholders' equity
Common share capital	14,913.4	14,902.5
Contributed surplus	239.8	240.7
Accumulated deficit	(10,548.0)	(10,580.7)
Accumulated other comprehensive income (loss)	(98.5)	21.1
Total common shareholders' equity	4,506.7	4,583.6
Total equity	4,506.7	4,583.6
Total liabilities and equity	7,566.4	7,798.2
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	103.8	122.7	145.6
Restricted cash	6.2	5.6
Accounts receivable and other assets	30.4	26.6
Intercompany receivables	1,098.0	1,297.9
Current income tax recoverable	2.3	17.1
Inventories	478.3	560.6
Unrealized fair value of derivative assets	0.5	(10.7)
Current assets	1,719.5	2,019.8
Non-current assets
Property, plant and equipment	2,931.4	2,478.9
Goodwill	158.8	158.8
Investments in joint ventures		5.5
Intercompany investments	3,983.5	3,269.1
Unrealized fair value of derivative assets	0.8	(12.3)
Other long-term assets	187.3	133.2
Long-term intercompany receivables	2,421.7	2,414.3
Deferred tax assets		0.1
Total assets	11,403.0	10,467.4
Current liabilities
Accounts payable and accrued liabilities	207.9	218.0
Intercompany payables	687.3	643.0
Current income tax payable	14.1	19.5
Current portion of provisions	23.6	13.5
Current portion of unrealized fair value of derivative liabilities	12.3	1.1
Current liabilities	945.2	895.1
Non-current liabilities
Provisions	403.0	367.5
Unrealized fair value of derivative liabilities	3.6	0.2
Other long-term liabilities	54.7	67.4
Long-term intercompany payables	3,589.4	2,777.2
Deferred tax liabilities	194.1	157.4
Total liabilities	5,190.0	4,264.8
Common shareholders' equity
Common share capital	1,795.3	1,713.3
Contributed surplus	3,442.6	3,464.9
Accumulated deficit	1,001.6	1,038.6
Accumulated other comprehensive income (loss)	(26.5)	(14.2)
Total common shareholders' equity	6,213.0	6,202.6
Total equity	6,213.0	6,202.6
Total liabilities and equity	11,403.0	10,467.4
Guarantor Adjustments
Current assets
Intercompany receivables	(275.8)	(245.7)
Current assets	(275.8)	(245.7)
Non-current assets
Intercompany investments	(6,213.0)	(6,202.6)
Long-term intercompany receivables	(1,981.0)	(1,819.9)
Total assets	(8,469.8)	(8,268.2)
Current liabilities
Intercompany payables	(275.8)	(245.7)
Current liabilities	(275.8)	(245.7)
Non-current liabilities
Long-term intercompany payables	(1,981.0)	(1,819.9)
Total liabilities	(2,256.8)	(2,065.6)
Common shareholders' equity
Common share capital	(1,795.3)	(1,713.3)
Contributed surplus	(3,442.6)	(3,464.9)
Accumulated deficit	(1,001.6)	(1,038.6)
Accumulated other comprehensive income (loss)	26.5	14.2
Total common shareholders' equity	(6,213.0)	(6,202.6)
Total equity	(6,213.0)	(6,202.6)
Total liabilities and equity	(8,469.8)	(8,268.2)
Non-guarantors
Current assets
Cash and cash equivalents	215.5	635.5	$ 555.2
Restricted cash	6.5	6.5
Accounts receivable and other assets	61.3	54.3
Intercompany receivables	4,283.2	4,256.8
Current income tax recoverable	76.7	26.8
Inventories	571.1	531.6
Unrealized fair value of derivative assets		4.7
Current assets	5,214.3	5,516.2
Non-current assets
Property, plant and equipment	2,556.2	2,380.7
Goodwill	3.9	3.9
Long-term investments	10.0	7.2
Investments in joint ventures	18.3	18.2
Intercompany investments	15,167.0	14,693.0
Unrealized fair value of derivative assets		1.4
Other long-term assets	365.1	429.1
Long-term intercompany receivables	3,576.0	3,171.3
Deferred tax assets	45.0	33.2
Total assets	26,955.8	26,254.2
Current liabilities
Accounts payable and accrued liabilities	183.5	176.1
Intercompany payables	5,121.8	5,245.9
Current income tax payable	7.6	15.6
Current portion of provisions	49.0	53.0
Current portion of unrealized fair value of derivative liabilities	2.8
Deferred payment obligation	30.0
Current liabilities	5,394.7	5,490.6
Non-current liabilities
Provisions	402.5	453.2
Unrealized fair value of derivative liabilities	2.1
Other long-term liabilities	43.2	66.4
Long-term intercompany payables	4,526.3	4,815.5
Deferred tax liabilities	71.1	98.2
Total liabilities	10,439.9	10,923.9
Common shareholders' equity
Common share capital	19,217.6	18,702.5
Contributed surplus	6,415.6	6,271.9
Accumulated deficit	(9,078.2)	(9,660.3)
Accumulated other comprehensive income (loss)	(59.7)	(19.4)
Total common shareholders' equity	16,495.3	15,294.7
Non-controlling interest	20.6	35.6
Total equity	16,515.9	15,330.3
Total liabilities and equity	26,955.8	26,254.2
Eliminations
Current assets
Intercompany receivables	(5,664.3)	(5,827.6)
Current assets	(5,664.3)	(5,827.6)
Non-current assets
Intercompany investments	(16,495.3)	(15,294.7)
Long-term intercompany receivables	(7,232.0)	(6,972.1)
Total assets	(29,391.6)	(28,094.4)
Current liabilities
Intercompany payables	(5,664.3)	(5,827.6)
Current liabilities	(5,664.3)	(5,827.6)
Non-current liabilities
Long-term intercompany payables	(7,232.0)	(6,972.1)
Total liabilities	(12,896.3)	(12,799.7)
Common shareholders' equity
Common share capital	(19,217.6)	(18,702.5)
Contributed surplus	(6,415.6)	(6,271.9)
Accumulated deficit	9,078.2	9,660.3
Accumulated other comprehensive income (loss)	59.7	19.4
Total common shareholders' equity	(16,495.3)	(15,294.7)
Total equity	(16,495.3)	(15,294.7)
Total liabilities and equity	$ (29,391.6)	$ (28,094.4)